Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended								9 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended
	Aug. 31, 2012	Mar. 31, 2012	Sep. 30, 2012	Aug. 15, 2012	Jul. 26, 2012	Jul. 25, 2012	Jun. 30, 2012	Mar. 19, 2012	Dec. 31, 2011	Aug. 15, 2012 Financial Advisor	Sep. 30, 2012 Term A Loan	Sep. 30, 2012 Term B Loan	May 23, 2006 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Mar. 19, 2012 Series A Preferred Stock	Mar. 31, 2012 Series B Preferred Stock	Sep. 30, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Jun. 30, 2012 Common Stock	May 19, 2012 Common Stock	Jun. 30, 2012 Series B Convertible Preferred Stock	May 19, 2012 Series B Convertible Preferred Stock
Capital Stock [Line Items]
Capital stock, shares authorized									96,000,000
Preferred stock, authorized shares			0	50,000,000										18,000,000					18,000,000
Preferred stock, par value			$ 0.0001											$ 0.0001					$ 0.0001
Common Stock, shares authorized			500,000,000	500,000,000	60,000,000	25,000,000			60,000,000
Common stock value per share			$ 0.0001					$ 13	$ 0.0001
Preferred stock, shares sold													5,295,676
Preferred stock, sold price per share													$ 5.67						$ 9
Gross proceeds from preferred stock issued													$ 30,000,000
Net proceeds from preferred stock issued													29,925,000
Issuance costs from stock issued	900,000												75,000
Preferred stock, dividend accrue rate														12.00%					12.00%
Preferred stock, accrued dividends payable														28,248,000
Preferred stock, liquidation preference, per share														$ 5.67					$ 5.67
Preferred stock, initial Conversion Price														$ 5.67
Conversion of Series A Convertible Preferred Stock into one share of Series B Preferred Stock and one share of Common Stock															1,399,000	3,897,000			6,473,000
Redemption of series B Preferred stock							16,300,000	44,000,000
Common Stock issued to holders of Redeemed Series A Convertible Preferred Stock																	3,897,000	1,399,000
Preferred stock conversion basis																				1	1	1	1
Common stock issued as compensation, shares			215,044
Value of granted shares to investment bank		2,800,000	2,800,000
Amortization of debt issuance costs											6 years	5 years
Common stock, issued shares			45,321,000	1,924,000						103,500
Offering price of common stock				$ 9.00						$ 9.00
Proceeds from issuance initial public offering			12,800,000
Underwriters discounts and commissions			1,000,000
Other offering expenses			3,400,000
Amount paid to financial advisor			$ 900,000